Note 1 - Business Description	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

NOTE 1: BUSINESS DESCRIPTION

Overview

Firefly Neuroscience, Inc. (formerly WaveDancer, Inc.), a Delaware corporation, and its wholly owned subsidiaries Firefly Neuroscience 2023, Inc., a Delaware corporation (formerly known as Firefly Neuroscience, Inc.), Firefly Neuroscience Ltd., an Israeli corporation (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.), Firefly Neurosciences Canada Inc., a Canadian corporation, and Elminda Canada Inc., a Canadian corporation (collectively, the "Company"), are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

NOTE 1: BUSINESS DESCRIPTION

Overview

Firefly Neuroscience, Inc. (formerly WaveDancer, Inc.), a Delaware corporation, and its wholly owned subsidiaries Firefly Neuroscience 2023, Inc., a Delaware corporation (formerly known as Firefly Neuroscience, Inc.), Firefly Neuroscience Ltd., an Israeli corporation (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.), Firefly Neurosciences Canada Inc., a Canadian corporation, and Elminda Canada Inc., a Canadian corporation (collectively, the "Company"), are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

Firefly Neuroscience Ltd. was initially incorporated and commenced its operations as a development company in 2006 under the laws of the State of Israel, and in May 2014, initiated its marketing and distribution activity in the United States through Elminda 2022 Inc.

In July 2014, the U.S. Food and Drug Administration (“FDA”) cleared Firefly Neuroscience Ltd.’s Brain Network Analytics (“BNA” ™) product for marketing in the USA. On September 11, 2014, the Company received the Conformity European (“CE”) approval for BNA™ allowing its use in the European Union.

On November 15, 2023, WaveDancer, Inc. (“WaveDancer”) and its wholly owned subsidiary, FFN Merger Sub, Inc. (“FFN”), entered into an Agreement and Plan of Merger (as amended by that certain Amendment No. 1, dated as of January 12, 2024, and that certain Amendment No. 2, dated as of June 17, 2024, “Merger Agreement”) with Firefly Neuroscience 2023, Inc. (“Private Firefly”). In accordance with the Merger Agreement, FFN merged with and into Private Firefly, with Private Firefly surviving as a wholly owned subsidiary of WaveDancer. On August 12, 2024, (i) pursuant to the Amended and Restated Certificate of Incorporation of WaveDancer, Inc., WaveDancer changed its name to Firefly Neuroscience, Inc., and (ii) pursuant to an amendment to its Certificate of Incorporation Firefly, Private Firefly changed its name to Firefly Neuroscience 2023, Inc. and (iii) Private Firefly and FFN filed the Certificate of Merger with the State of Delaware (the “Merger”). On August 12, 2024, the Merger closed (the “Closing” and such date, the “Closing Date”).

At the effective time of the Merger, each holder of outstanding shares of Private Firefly’s common stock, par value $0.00001 per share (the “Private Firefly Common Stock”) received the number of shares of common stock, par value $0.0001 per share, of the Company (the “New Firefly Common Stock”) equal to the number of shares of Private Firefly Common Stock such stockholders held multiplied by the exchange ratio(the “Exchange Ratio”) of 0.1040. Additionally, upon at the effective time of the Merger: (i) each outstanding option to purchase Private Firefly Common Stock that was not exercised prior to the Closing was assumed by the Company subject to certain terms contained in the Merger Agreement and became an option to purchase shares of New Firefly Common Stock, subject to adjustment to give effect to the Exchange Ratio, (ii) each outstanding Private Firefly restricted share unit outstanding immediately prior to the Closing vested pursuant to the terms thereof, and (iii) each outstanding warrant to purchase shares of Private Firefly Common Stock that was not exercised prior to the Closing was assumed by the Company, subject to certain terms contained in the Merger Agreement.

While WaveDancer was the legal acquirer of Private Firefly in the Merger, the Merger is treated as a reverse recapitalization under Generally Acceptance Accounting Principles in the United States of America (“U.S. GAAP”), whereby Private Firefly is deemed to be the accounting acquirer, WaveDancer was deemed to be the accounting acquiree and the historical financial statements of Private Firefly were carried forward for financial reporting purpose upon the closing of the merger. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Private Firefly issuing stock for the net assets of WaveDancer, accompanied by a recapitalization. The net assets of WaveDancer were stated at carrying values, with no goodwill or other intangible assets recorded.

The combined entity operates under the name Firefly Neuroscience, Inc., and on August 13, 2024, the Company began trading on the Nasdaq Capital Market (NASDAQ Ticker Symbol: AIFF).

Immediately following the closing of the Merger, on August 12, 2024, there were 7,472,555 shares of the Firefly Common Stock outstanding. In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger.